Operating Expenses (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 02, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Expenses (Details) [Line Items]
Commission expenses		$ 1,934,131	$ 8,915,811	$ 7,696,943	$ 28,195,740	$ 37,287,519	$ 18,823,458
Personnel and Benefit Expense		6,826,869	7,764,353	18,364,075	22,671,813	27,217,822	21,928,504
Legal fees	$ 150,000	2,843,599		5,456,693
Legal and professional fees			3,530,585		12,500,587	13,601,274	1,265,866
Other general and administrative expenses		1,152,530	805,785	3,440,851	2,242,167	9,467,146	4,905,636
Annual bonus							3,600,000
Personnel and benefit expense						27,217,822	21,928,504
Legal and professional fees, related party		249,999	$ 77,777	749,997	$ 77,777	333,332
Personnel and Benefit Expense [Member]
Operating Expenses (Details) [Line Items]
Personnel and Benefit Expense		$ 6,826,869		$ 18,364,075
Related Party [Member]
Operating Expenses (Details) [Line Items]
Legal and professional fees, related party						$ 333,332